Employee Benefit Plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of income (loss)
Interest expense	$ 258,261	$ 237,786	$ 200,144
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	1,134	7,755	(5,171)
Pension plans [Member]
Consolidated statements of income (loss)
Operating expenses	6,198	6,345	6,239
Interest expense	524	658	650
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	(3,325)	(4,555)	3,761
Other post-employment benefit plans [Member]
Consolidated statements of income (loss)
Operating expenses	116	276	243
Interest expense	815	830	861
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$ 2,191	$ (3,200)	$ 1,410